AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert Amx

03028397

1-31932

American Stock Exchange
86 Trinity Place
New York, NY 10006

RECD S.E.C.
DEC 1 6 2003
081

PROCESSED
DEC 30 2003
THOMSON FINANCIAL

December 16, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 12, 2003, The American Stock Exchange (the "Exchange") received from Hythiam, Inc., (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.0001 per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl